NATIONWIDE VARIABLE INSURANCE TRUST

American Funds NVIT Asset Allocation Fund

Supplement dated October 12, 2016
to the Summary Prospectus dated April 29, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the table under the section "Portfolio Managers" on page 4 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers	Title	Length of Service
Alan N. Berro	Partner – Capital World Investors, a division of Capital Research	Since 2000
Jeffrey T. Lager	Partner – Capital World Investors, a division of Capital Research	Since 2007
James R. Mulally	Partner – Capital Fixed Income Investors, a division of Capital Research	Since 2006
David A. Daigle	Partner – Capital Fixed Income Investors, a division of Capital Research	Since 2009
J. David Carpenter	Partner – Capital World Investors, a division of Capital Research	Since 2013
John R. Queen	Vice President – Capital Fixed Income Investors, a division of Capital Research	Since 2016

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE